CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 15,274,662	$ 260,576
Accounts receivable - trade	2,829,855	586,174
Due from affiliate		1,678
Other prepaid expenses	544,854	156,892
Total current assets	18,649,371	1,005,320
Oil and gas properties, full cost method:
Proved properties (including wells and related equipment and facilities)	123,626,739	33,828,079
Unproven properties	8,881,589
Office and other equipment	37,487	30,227
Oil and gas properties, and equipment, at cost	132,545,815	33,858,306
Less accumulated depreciation, depletion and amortization	22,175,523	19,134,081
Oil and gas properties, and equipment, net	110,370,292	14,724,225
Other assets:
Cash restricted under loan agreement	5,000,000
Deferred loan costs, net	3,706,881
Prepaid drilling costs	2,964,342
Acquisition costs - deposits		2,300,000
Total other assets	11,671,223	2,300,000
Total assets	140,690,886	18,029,545
Current liabilities:
Note payable to affiliate		2,000,000
Deferred revenue from volumetric production payment ("VPP") contract	3,993,177
Due to affiliates	555,742	2,000,000
Accounts payable and accrued expenses	3,585,180	1,331,609
Total current liabilities	8,134,099	31,196,719
Long-term liabilities
Long-term debt, net of discounts	85,700,786	0
Total long-term liabilities	85,700,786
Asset Retirement Obligation	5,536,182
Obligation under VPP contract	37,652,634
Total Liabilities	137,023,701	31,196,719
Stockholders' equity (deficit):
Additional paid-in capital - Preferred Stock		11,810,119
Common stock - $.05 par value; authorized 120,000,000 shares; issued and outstanding 77,505,908 shares at December 31, 2013 and 77,360,908 shares at June 30, 2013	3,875,295	3,868,047
Additional paid-in capital - Common Stock	63,730,455	56,910,545
Accumulated deficit	(79,052,339)	(85,757,066)
Total stockholders' equity	3,667,185	(13,167,174)
Total liabilities and stockholders' equity	140,690,886	18,029,545
WFEC | Term Loan
Current liabilities:
Notes payable		5,000,000
WFEC | Revolver
Current liabilities:
Notes payable		20,865,110
Series A Preferred Stock
Stockholders' equity (deficit):
Preferred stock		1,181
Additional paid-in capital - Preferred Stock		11,810,119
Series B Preferred Stock
Stockholders' equity (deficit):
Preferred stock	162
Additional paid-in capital - Preferred Stock	15,112,624
Series C Preferred Stock
Long-term liabilities
Redeemable Preferred stock-Series C, authorized 98,751.823 shares; $0.01 stated value, voting, redeemable at $0.01; 98,751.823 shares issued and outstanding at December 31, 2013 and none at June 30, 2013	$ 988